==============================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                           INVESTMENT COMPANY ACT FILE NUMBER 811-22066

                       CORNERSTONE PROGRESSIVE RETURN FUND

               (Exact name of registrant as specified in charter)

      305 Madison Avenue, New York, New York                     10165
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     (Address of principal executive offices)                 (Zip code)

                               Gary A. Bentz
                  305 Madison Avenue, New York, New York 10165

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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 326-3597

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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

ITEM 1. REPORTS TO STOCKHOLDERS.

         The report of Cornerstone Progressive Return Fund (the "Registrant") to stockholders for the period ended December 31, 2008 follows.


                      CORNERSTONE PROGRESSIVE RETURN FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2008


CONTENTS

Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Report of Independent Registered Public Accounting Firm                       13

Tax Information                                                               14

Additional Information Regarding the Fund's Trustees
  and Corporate Officers                                                      15

Description of Dividend Reinvestment Plan                                     18

Proxy Voting and Portfolio Holdings Information                               20

Privacy Policy Notice                                                         20

Summary of General Information                                                21

Shareholder Information                                                       21


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


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CORNERSTONE PROGRESSIVE RETURN FUND
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECTOR ALLOCATION

                                                                    Percent of
Sector                                                              Net Assets
--------------------------------------------------------------------------------
Closed-End Funds                                                      18.5
--------------------------------------------------------------------------------
Information Technology                                                12.9
--------------------------------------------------------------------------------
Healthcare                                                            11.5
--------------------------------------------------------------------------------
Consumer Staples                                                      11.4
--------------------------------------------------------------------------------
Energy                                                                10.9
--------------------------------------------------------------------------------
Financials                                                             9.2
--------------------------------------------------------------------------------
Industrials                                                            8.8
--------------------------------------------------------------------------------
Consumer Discretionary                                                 6.7
--------------------------------------------------------------------------------
Utilities                                                              3.3
--------------------------------------------------------------------------------
Telecommunication Services                                             3.2
--------------------------------------------------------------------------------
Materials                                                              2.2
--------------------------------------------------------------------------------
Other                                                                  1.4
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
      Holding                                       Sector            Net Assets
--------------------------------------------------------------------------------
1. Exxon Mobil Corporation                          Energy                5.2
--------------------------------------------------------------------------------
2. Johnson & Johnson                              Healthcare              3.0
--------------------------------------------------------------------------------
3. Calamos Strategic Total Return Fund         Closed-End Funds           2.4
--------------------------------------------------------------------------------
4. Wal-Mart Stores, Inc.                       Consumer Staples           2.3
--------------------------------------------------------------------------------
5. Microsoft Corporation                    Information Technology        2.2
--------------------------------------------------------------------------------
6. General Electric Company                      Industrials              2.1
--------------------------------------------------------------------------------
7. AT&T Inc.                               Telecommunication Services     2.1
--------------------------------------------------------------------------------
8. Procter & Gamble Company (The)              Consumer Staples           2.1
--------------------------------------------------------------------------------
9. Chevron Corporation                              Energy                1.9
--------------------------------------------------------------------------------
10. Eaton Vance Tax-Managed Global Diversified
    Equity Income Fund                          Closed-End Funds          1.8
--------------------------------------------------------------------------------

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                                                                               1
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
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CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                       No. of
Description                                            Shares            Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.34%
  CLOSED-END FUNDS - 18.53%

Advent/Claymore Enhanced
  Growth & Income Fund                                 49,761       $    403,562
Calamos Strategic
  Total Return Fund                                   254,700          1,591,875
Clough Global Equity Fund                              50,200            477,904
Clough Global
  Opportunities Fund                                  129,000          1,167,450
Dreman/Claymore Dividend
  & Income Fund                                       228,755            432,347
Eaton Vance Tax-Advantaged
  Global Dividend
  Income Fund                                          47,000            499,140
Eaton Vance Tax-Managed
  Global Buy-Write
  Opportunities Fund                                   70,900            717,508
Eaton Vance Tax-Managed
  Global Diversified
  Equity Income Fund                                  124,550          1,226,817
Gabelli Dividend &
  Income Trust                                         49,414            508,964
ING Risk Managed Natural
  Resources Fund                                       46,720            618,106
Liberty All-Star Equity Fund                          306,100          1,071,350
LMP Capital and Income
  Fund Inc                                            101,300            783,049
Other Closed-End Funds ^(a)                                            2,885,305
                                                                    ------------
                                                                      12,383,377
                                                                    ------------

CONSUMER DISCRETIONARY - 6.68%

McDonald's Corporation                                 11,000            684,090
Walt Disney Company (The)                              25,000            567,250
Other Consumer
  Discretionary ^(a)                                                   3,210,979
                                                                    ------------
                                                                       4,462,319
                                                                    ------------

CONSUMER STAPLES - 11.41%

Coca-Cola Company (The)                                15,000            679,050
Kraft Foods Inc, Class A                               18,000            483,300
PepsiCo, Inc.                                          12,000            657,240
Philip Morris
  International Inc.                                   18,337            797,843
Procter & Gamble
  Company (The)                                        22,233          1,374,444




                                                       No. of
Description                                            Shares            Value
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  27,000       $  1,513,620
Other Consumer Staples ^(a)                                            2,115,135
                                                                    ------------
                                                                       7,620,632
                                                                    ------------

ENERGY - 10.93%

Chevron Corporation                                    17,251          1,276,056
ConocoPhillips                                          8,208            425,174
Exxon Mobil Corporation                                43,475          3,470,609
Schlumberger Limited                                   12,598            533,273
Other Energy ^(a)                                                      1,594,818
                                                                    ------------
                                                                       7,299,930
                                                                    ------------

FINANCIALS - 9.19%

Bank of America Corporation                            29,792            419,471
JPMorgan Chase & Co.                                   35,498          1,119,252
Wells Fargo & Company                                  30,206            890,473
Other Financials ^(a)                                                  3,710,295
                                                                    ------------
                                                                       6,139,491
                                                                    ------------

HEALTHCARE - 11.53%

Abbott Laboratories                                    13,229            706,032
Amgen Inc. *                                            9,119            526,622
Gilead Sciences, Inc. *                                13,000            664,820
Johnson & Johnson                                      33,000          1,974,390
Medtronic, Inc.                                        16,000            502,720
Other Healthcare ^(a)                                                  3,329,713
                                                                    ------------
                                                                       7,704,297
                                                                    ------------

INDUSTRIALS - 8.83%

Danaher Corporation                                     8,000            452,880
Emerson Electric Co.                                   11,000            402,710
General Electric Company                               85,918          1,391,872
United Parcel Service, Inc.,
  Class B                                               9,191            506,975
United Technologies
  Corporation                                          10,108            541,789
Other Industrials ^(a)                                                 2,599,876
                                                                    ------------
                                                                       5,896,102
                                                                    ------------

INFORMATION TECHNOLOGY - 12.86%

Apple Inc. *                                            5,068            432,554
Cisco Systems, Inc. *                                  52,470            855,261
Google Inc. *                                           3,032            932,795
Hewlett-Packard Company                                18,265            662,837

================================================================================
See accompanying notes to financial statements.
2

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CORNERSTONE PROGRESSIVE RETURN FUND
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (CONCLUDED)
--------------------------------------------------------------------------------

                                                       No. of
Description                                            Shares            Value
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)

Intel Corporation                                      48,599       $    712,461
International Business
  Machines Corporation                                 12,000          1,009,920
Microsoft Corporation                                  75,913          1,475,749
Oracle Corporation *                                   45,555            807,690
QUALCOMM Inc.                                          11,308            405,165
Other Information
  Technology ^(a)                                                      1,296,057
                                                                    ------------
                                                                       8,590,489
                                                                    ------------

MATERIALS - 2.25%
Monsanto Company                                       10,000            703,500
Other Materials ^(a)                                                     800,742
                                                                    ------------
                                                                       1,504,242
                                                                    ------------

REAL ESTATE INVESTMENT TRUSTS - 0.69%
Total Real Estate
  Investment Trusts (a)                                                  464,400
                                                                    ------------

TELECOMMUNICATION SERVICES - 3.15%

AT&T Inc.                                              48,636          1,386,126
Verizon Communications
  Inc.                                                 21,000            711,900
Other Telecommunication
  Services (a)                                                             8,416
                                                                    ------------
                                                                       2,106,442
                                                                    ------------

UTILITIES - 3.29%

Southern Company (The)                                 14,000            518,000
Other Utilities ^(a)                                                   1,678,998
                                                                    ------------
                                                                       2,196,998
                                                                    ------------

TOTAL EQUITY SECURITIES
(cost - $94,500,544)                                                  66,368,719
                                                                    ------------

SHORT-TERM INVESTMENTS - 4.35%
  MONEY MARKET SECURITY - 0.82%

JPMorgan U.S.
  Government Money
  Market Fund                                         546,252            546,252
                                                                    ------------


                                                   Principal
                                                    Amount
Description                                         (000s)            Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.53%
J.P. Morgan Securities Inc.+
  (Agreements dated
  12/31/2008 to be
  repurchased at
  $2,362,700) (b)                                $      2,363       $  2,362,695
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
  (cost - $2,908,947)                                                  2,908,947
                                                                    ------------

TOTAL INVESTMENTS - 103.69%
  (cost - $97,409,491)                                                69,277,666
                                                                    ------------

LIABILITIES IN EXCESS OF
  OTHER ASSETS - (3.69)%                                              (2,466,969)
                                                                    ------------

NET ASSETS - 100.00%                                                $ 66,810,697
                                                                    ============

--------
     ^    Security or a portion thereof is out on loan.
     *    Non-income producing security.
     + Includes $2,362,695 of investments purchased with collateral received for securities on loan.

     (a) Represents issues not identified as a top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31, 2008.

     (b) At December 31, 2008, the maturity date for all repurchase agree-ments held was January 2, 2009, with interest rates ranging from 0.02% to 0.04% and collateralized by $2,435,453 in U.S. Treasury Bonds maturing December 31, 2010.


================================================================================
                                 See accompanying notes to financial statements.
                                                                               3
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
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CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2008
--------------------------------------------------------------------------------

ASSETS

Investments, at value, including collateral for securities on loan of $2,362,695
  (Cost $97,409,491) (1)                                             $  69,277,666
Receivables:
  Investments sold                                                         521,097
  Dividends                                                                194,571
Prepaid expenses                                                             1,489
                                                                     -------------
Total Assets                                                            69,994,823
                                                                     -------------

LIABILITIES

Payables:
  Upon return of securities loaned                                       2,362,695
  Investments purchased                                                    711,863
  Investment management fees                                                55,519
  Trustees' fees                                                            20,738
  Other accrued expenses                                                    33,311
                                                                     -------------
Total Liabilities                                                        3,184,126
                                                                     -------------
NET ASSETS (applicable to 9,336,732 shares of common outstanding)    $  66,810,697
                                                                     =============

NET ASSET VALUE PER SHARE ($66,810,697 / 9,336,732)                  $        7.16
                                                                     =============

NET ASSETS CONSIST OF

Paid-in capital                                                      $ 114,547,805
Accumulated net realized loss on investments                           (19,605,283)
Net unrealized depreciation in value of investments                    (28,131,825)
                                                                     -------------
Net assets applicable to shares outstanding                          $  66,810,697
                                                                     =============

-----------

     (1) Includes securities out on loan to brokers with a market value of $2,340,643.


================================================================================
See accompanying notes to financial statements.
4
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
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CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
  Dividends                                                           $  2,682,774
  Interest                                                                  45,539
  Securities lending                                                        27,409
                                                                      ------------
  Total Investment Income                                                2,755,722
                                                                      ------------

Expenses:
  Investment management fees                                             1,006,426
  Administration fees                                                      100,640
  Trustees' fees                                                            80,398
  Legal and audit fees                                                      43,909
  Accounting fees                                                           37,650
  Custodian fees                                                            19,998
  Transfer agent fees                                                       13,680
  Printing                                                                  11,869
  Stock exchange listing fees                                                8,309
  Insurance                                                                  5,293
  Miscellaneous                                                              3,800
                                                                      ------------
  Total Expenses                                                         1,331,972
  Less: Fees paid indirectly                                               (70,401)
                                                                      ------------
    Net Expenses                                                         1,261,571
                                                                      ------------
  Net Investment Income                                                  1,494,151
                                                                      ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss from investments                                     (19,608,587)
Capital gain distributions from regulated investment companies and
  real estate investment trusts                                              3,304
Net change in unrealized depreciation in value of investments          (23,781,155)
                                                                      ------------
Net realized and unrealized loss on investments                        (43,386,438)
                                                                      ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $(41,892,287)
                                                                      ============

================================================================================
                                 See accompanying notes to financial statements.
                                                                               5
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
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CORNERSTONE PROGRESSIVE RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             For the Period
                                                                            For the       September 10, 2007*
                                                                          Year Ended            Through
                                                                       December 31, 2008   December 31, 2007
                                                                       -----------------   -----------------

INCREASE/(DECREASE) IN NET ASSETS

Operations:
  Net investment income                                                  $   1,494,151     $     566,522
  Net realized gain/(loss) from investments                                (19,608,587)        1,274,327
  Capital gain distributions from regulated investment companies
    and real estate investment trusts                                            3,304              --
  Net change in unrealized depreciation in value of investments            (23,781,155)       (4,350,670)
                                                                         -------------     -------------
    Net decrease in net assets resulting from operations                   (41,892,287)       (2,509,821)
                                                                         -------------     -------------

Dividends and distributions to shareholders:
  Net investment income                                                     (1,494,151)         (566,522)
  Net realized capital gains                                                      --          (1,274,327)
  Return-of-capital                                                        (21,470,420)       (3,647,294)
                                                                         -------------     -------------
    Total dividends and distributions to shareholders                      (22,964,571)       (5,488,143)
                                                                         -------------     -------------

Capital stock transactions:

  Proceeds from initial public offering of 8,097,800 shares of common             --         121,467,000
  Proceeds from secondary offering of 1,228,865 shares of common                  --          18,432,975
  Offering expenses associated with the issuance of common shares                 --            (379,619)
  Proceeds from 3,066 and 333 shares newly issued in reinvestment of
    dividends and distributions, respectively                                   39,846             5,297
                                                                         -------------     -------------
    Net increase in net assets from capital share transactions                  39,846       139,525,653
                                                                         -------------     -------------

    Total increase/(decrease) in net assets                                (64,817,012)      131,527,689
                                                                         -------------     -------------
NET ASSETS

Beginning of period                                                        131,627,709           100,020
                                                                         -------------     -------------

End of period                                                            $  66,810,697     $ 131,627,709
                                                                         =============     =============

----------
* Commencement of operations.


================================================================================
See accompanying notes to financial statements.
6
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

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CORNERSTONE PROGRESSIVE RETURN FUND FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share of common outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                                        For the Period
                                                                     For the Year     September 10, 2007*
                                                                         Ended              through
                                                                     December 31, 2008  December 31, 2007
                                                                     -----------------  -----------------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                    $  14.10        $   14.96^
                                                                        --------        ---------
Net investment income #                                                     0.16             0.06
Net realized and unrealized loss on investments                            (4.64)           (0.35)
                                                                        --------        ---------
Net decrease in net assets resulting from operations                       (4.48)           (0.29)
                                                                        --------        ---------
Dividends and distributions to shareholders:
  Net investment income                                                    (0.16)           (0.06)
  Net realized capital gains                                                 --             (0.15)
  Return-of-capital                                                        (2.30)           (0.41)
                                                                        --------        ---------
  Total dividends and distributions to shareholders                        (2.46)           (0.62)
                                                                        --------        ---------

Capital share transactions:

  Anti-dilutive effect due to issuance of common shares                      --              0.05
  Anti-dilutive effect due to shares issued in reinvestment of
    dividends and distributions                                              --              0.00+
                                                                        --------        ---------
  Total capital share transactions                                           --              0.05
                                                                        --------        ---------

Net asset value, end of period                                          $   7.16        $   14.10
                                                                        ========        =========
Market value, end of period                                             $   7.10        $   16.75
                                                                        ========        =========
Total investment return (a)                                               (47.53)%          16.02%
                                                                        ========        =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                 $ 66,811        $ 131,628
Ratio of expenses to average net assets, net of fees paid indirectly        1.25%            1.29%(b)
Ratio of expenses to average net assets, excluding the
  reduction for fees paid indirectly                                        1.32%            1.42%(b)
Ratio of net investment income to average net assets                        1.48%            1.46%(b)
Portfolio turnover rate                                                    20.19%            6.77%

-----------------------------------------------------------------------------------------------------
     *    Commencement of operations.
     ^    Based on $15.00 per share public offering price less $0.04 per share of offering expenses related to the Fund's initial public offering.
     #    Based on average shares outstanding.
     +    Amount is less than a $0.01.
     (a)  Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the
          Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
     (b)  Annualized.

================================================================================
                                 See accompanying notes to financial statements.
                                                                               7
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CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Progressive Return Fund (the "Fund") was organized as a Delaware statutory trust on April 26, 2007 and commenced investment operations on September 10, 2007. Prior to such date it had no operations other than the sale and issuance of 6,668 shares at an aggregate purchase price of $100,020 on July
20, 2007. Its investment objective is to provide long-term total return. The
Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America
("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc.
(the "Investment Adviser" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Trustees deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

At December 31, 2008, the Fund held no securities valued in good faith by the Board of Trustees. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Alternext US LLC is closed.

On March 19, 2008, Financial Accounting Standards Board released Statement of
Financial Accounting Standards No. 161, "Disclosures about Derivative instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.
At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements is not expected to be material.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks

================================================================================
8

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

and broker/dealers, which Cornerstone considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes. In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has adopted FIN 48 and reviewed any uncertain tax positions for open tax years 2007 and 2008. There was no material impact to the financial statements or, other than as described herein, the disclosures thereto as a result of the adoption of the pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund makes a level distribution to its shareholders each month pursuant to a managed distribution policy adopted by the Board of Trustees ("Managed Distribution Policy"). To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's portfolio. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short-term capital gain), and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year is expected to include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gain realized during the year.

However, if they determine it is appropriate to do so, the Board of Trustees may elect to not distribute realized gains and to pay taxes incurred. In general, the total distributions made in any taxable year (other than distributions of net capital gain or return of capital) would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares.

The Managed Distribution Policy described above would result in the payment of approximately the same amount or percentage to the Fund's shareholders each month. These distributions will not be tied to the Fund's investment income and capital gains and will not represent yield or investment return on the Fund's portfolio. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

to provide a written statement accompanying any such payment that adequately discloses its source or sources, other than net investment income. Thus, if the source of some or all of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the monthly distribution policy from time to time.

NOTE C. FAIR VALUE

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

                                            INVESTMENTS IN       OTHER FINANCIAL
VALUATION INPUTS                              SECURITIES            INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted
  Prices                                      $66,368,719                 --
Level 2 - Other
  Significant
  Observable Inputs                             2,908,947                 --
Level 3 - Significant
  Unobservable Inputs                                --                   --
                                              ------------           -----------
Total                                         $69,277,666                 --
                                              ===========            ===========

--------
     * Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2008.

================================================================================
10

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE D. AGREEMENTS

Cornerstone serves as the Fund's Investment Adviser with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the year ended December 31, 2008, Cornerstone earned $1,006,426 for investment management services.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $70,401 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $26,001 for the year ended December 31, 2008 for legal services to Blank Rome LLP ("Blank"), c ounsel to the Fund. Thomas R. Westle, partner of Blank, served as Secretary of the Fund until February 15, 2008.

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2008, purchases and sales of securities, other than short-term investments, were $20,420,370 and $40,864,618 respectively.

NOTE F. COMMON SHARES OF BENEFICIAL INTEREST

The Fund has 9,336,732 common shares of beneficial interest authorized and outstanding at December 31, 2008. As of that date, two individuals that control Cornerstone owned 9,604 shares in the Fund. Transactions in common shares for the year ended December 31, 2008 were as follows:

Shares at beginning of year                            9,333,666
Shares newly issued in reinvestment
  of dividends and distributions                           3,066
                                                       ---------
Shares at end of year                                  9,336,732
                                                       =========
NOTE G. SHARE REPURCHASE PROGRAM

Pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may purchase shares of its common shares of beneficial interest on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the year ended December 31, 2008. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE H. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33(1)/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at December 31, 2008 was $2,340,643. During the year ended December 31, 2008, the Fund earned $27,409 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE I. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

deferred due to wash sales and Post- October losses (as later defined), and excise tax regulations. The tax character of dividends and distributions paid during the year ended December 31, 2008 and period September 10, 2007 (commencement of operations) through December 31, 2007 for the Fund were as follows:

         ORDINARY INCOME                     RETURN-OF-CAPITAL
         ---------------                     -----------------
     2008               2007             2008               2007
     ----               ----             ----               ----
$  1,494,151         $566,522         $21,470,420         $3,647,294

                              CAPITAL GAINS
                              -------------
                        2008             2007
                        ----             ----
                         --            $1,274,327

At December 31, 2008 the components of the accumulated deficit on a tax basis, for the Fund were as follows:

Capital loss carryforward                                   $ (8,177,222)
Net unrealized depreciation                                  (28,336,360)
Other accumulated loss                                       (11,223,526)
                                                            ------------
Total accumulated deficit                                   $(47,737,108)
                                                            ============

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2008, the Fund incurred Post-October losses in the amount of $11,223,526.

At December 31, 2008, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $8,177,222 which expires in 2016.

At December 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $97,614,026, $1,758,750, $(30,095,110), and $(28,336,360), respectively.

NOTE J. SUBSEQUENT EVENTS

Effective February 13, 2009, Kayadti A. Madison resigned as Treasurer. Effective that same day Gary A. Bentz was appointed as Assistant Treasurer.

Effective February 28, 2009, Ultimus Fund Solutions, LLC replaced Bear Stearns Funds Management Inc. as Fund Administrator and Commonwealth Fund Services, LLC as Fund Accounting agent.

================================================================================
12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors Cornerstone
Progressive Return Fund New York, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Progressive Return Fund, including the schedule of investments as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Progressive Return Fund, as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 24, 2009



================================================================================

2008 TAX INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2008) as to the U.S. federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. The $22,964,571 in dividend and distributions paid to shareholders in respect of such year, is represented by $1,494,151 of net investment income, and $21,470,420 of return-of-capital.

As indicated in this notice, significant portions of the Fund's distributions for 2008 were comprised of a return-of-capital; accordingly these distributions do NOT represent yield or investment return on the Fund's portfolio. During the year ended December 31, 2008 the following dividends and distributions per share were paid by the Fund:


                                       SOURCES OF DIVIDENDS AND DISTRIBUTIONS
                                                 (PER SHARE AMOUNTS)

PAYMENT DATES:              1/31/08         2/29/08       3/31/08       4/30/08       5/30/08       6/30/08
--------------              -------         -------       -------       -------       -------       -------
Ordinary Income(1)         $ 0.0133        $ 0.0133      $ 0.0133      $ 0.0133      $ 0.0133      $ 0.0133
Return-of-Capital(2)         0.1917          0.1917        0.1917        0.1917        0.1917        0.1917
                           --------        --------      --------      --------      --------      --------
Total:                     $ 0.2050        $ 0.2050      $ 0.2050      $ 0.2050      $ 0.2050      $ 0.2050
                           ========        ========      ========      ========      ========      ========

PAYMENT DATES:              7/31/08         8/29/08       9/30/08      10/31/08      11/28/08      12/19/08
--------------              -------         -------       -------      --------      --------      --------
Ordinary Income(1)         $ 0.0133        $ 0.0133      $ 0.0133      $ 0.0133      $ 0.0133      $ 0.0133
Return-of-Capital(2)         0.1917          0.1917        0.1917        0.1917        0.1917        0.1917
                           --------        --------      --------      --------      --------      --------
Total:                     $ 0.2050        $ 0.2050      $ 0.2050      $ 0.2050      $ 0.2050      $ 0.2050
                           ========        ========      ========      ========      ========      ========

------------------------------------------------------------------------------------------------------------
          Notes:
     (1)  ORDINARY INCOME DIVIDENDS - This is the total per share amount of ordinary income dividends and short-term capital gain distributions included in the amount reported in Box 1a on Form 1099-DIV.
     (2)  RETURN-OF-CAPITAL - This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 -
          under the title "Nondividend distributions" - on Form 1099-DIV. This amount should NOT be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.


The Fund has met the requirements to pass through all of its (100.00%) ordinary income dividends as qualified dividends, which are subject to a maximum tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (E.G., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

================================================================================
14


ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES
AND CORPORATE OFFICERS (UNAUDITED)

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
NAME AND                                                                    POSITION     FUND COMPLEX
ADDRESS*        POSITION(S)         PRINCIPAL OCCUPATION                    WITH FUND    OVERSEEN BY
(BIRTH DATE)    HELD WITH FUND      OVER LAST 5 YEARS                        SINCE        TRUSTEES
-------------------------------------------------------------------------------------------------------

Ralph W.     Chairman of the     President, Cornerstone Advisors, Inc.;       2007             3
Bradshaw**   Board of Trustees   Financial Consultant; President and
(Dec.        and President       Director of Cornerstone Total Return
1950)

                                 Fund, Inc. and Cornerstone Strategic
                                 Value Fund, Inc.

Thomas H.    Trustee; Audit,     Independent Financial Adviser; Director      2007             3
Lenagh       Nominating and      of Photonics Products Group; Director of
(Nov.        Corporate           Cornerstone Total Return Fund, Inc. and
1924)

             Governance          Cornerstone Strategic Value Fund, Inc.;
             Committee           Director of Adams Express Company and
             Member              Petroleum and Resources Corporation.
Edwin        Trustee; Audit,     Distinguished Fellow, The Heritage           2007             3
Meese III    Nominating and      Foundation Washington D.C.;
(Dec.        Corporate           Distinguished Visiting Fellow at the
1931)

             Governance          Hoover Institution, Stanford University;
             Committee           Senior Adviser, Revelation L.P.; Director of
             Member              Cornerstone Total Return Fund, Inc. and
                                 Cornerstone Strategic Value Fund, Inc.
Scott B.     Trustee; Audit,     Chairman, Board of Health Partners,          2007             3
Rogers
(July        Nominating and      Inc.; Chief Executive Officer, Asheville
1955)

             Corporate           Buncombe Community Christian
             Governance          Ministry; and President, ABCCM
             Committee           Doctor's Medical Clinic; Appointee, NC
             Member              Governor's Commission on Welfare to
                                 Work; Director of Cornerstone Total
                                 Return Fund, Inc. and Cornerstone
                                 Strategic Value Fund, Inc.



================================================================================


ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)


                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
NAME AND                                                                    POSITION     FUND COMPLEX
ADDRESS*        POSITION(S)         PRINCIPAL OCCUPATION                    WITH FUND    OVERSEEN BY
(BIRTH DATE)    HELD WITH FUND      OVER LAST 5 YEARS                        SINCE        TRUSTEES
-------------------------------------------------------------------------------------------------------

Andrew A.    Trustee;             Attorney and senior member of Strauss       2007          3
Strauss      Chairman of          & Associates, P.A., Attorneys,
(Nov. 1953)  Nominating and       Asheville and Hendersonville, NC; previous
             Corporate            President of White Knight
             Governance           Healthcare, Inc. and LMV Leasing, Inc., a
             Committees and       wholly owned subsidiary of Xerox Credit
             Audit Committee      Corporation; Director of Cornerstone
             Member               Total Return Fund, Inc. and Cornerstone
                                  Strategic Value Fund, Inc.

Glenn W.     Trustee;             Chairman of the Board, Tower                2007          3
Wilcox, Sr.  Chairman of          Associates, Inc.; Chairman of  the Board
(Dec. 1931)  Audit Committee,     and Chief Executive Officer of Wilcox
             Nominating and       Travel Agency, Inc.; Director of
             Corporate            Cornerstone Total Return Fund, Inc. and
             Governance           Cornerstone Strategic Value Fund, Inc.
             Committee
             Member



================================================================================
16


ADDITIONAL INFORMATION REGARDING THE FUND'S TRUSTEES
AND CORPOROFFICERS (UNAUDITED) (CONCLUDED)


                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
NAME AND                                                                    POSITION     FUND COMPLEX
ADDRESS*        POSITION(S)         PRINCIPAL OCCUPATION                    WITH FUND    OVERSEEN BY
(BIRTH DATE)    HELD WITH FUND      OVER LAST 5 YEARS                        SINCE        TRUSTEES
-------------------------------------------------------------------------------------------------------

Gary A. Bentz   Chief               Chairman and Chief Financial Officer of   2007, 2008,
(June 1956)     Compliance          Cornerstone Advisors, Inc.; previous      2009
                Officer,            Director, Vice President and Treasurer of
                Secretary,          Cornerstone Total Return Fund, Inc. and
                and Assistant       Cornerstone Strategic Value Fund, Inc.,
                Treasurer           Financial Consultant, C.P.A.; Chief Compliance
                                    Officer, Secretary, and Assistant Treasurer of
                                    Cornerstone Total Return Fund, Inc. and
                                    Cornerstone Strategic Value Fund, Inc.

William A.      Vice President      Director and Stockholder of Cornerstone   2007
Clark                               Advisors, Inc.; Vice President and former
(Oct. 1945)                         Director of Cornerstone Strategic Value Fund,
                                    Inc. and Cornerstone Total Return Fund, Inc.;
                                    Financial Consultant; former Director of
                                    Investors First Fund, Inc.



--------------------------------------------------------------------------------------------------------
     *    The mailing address of each Trustee and/or Officer with respect to the
          Fund's operation is 305 Madison Ave., New York, NY 10165.
     **   Designates a trustee who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Mr.
          Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.



================================================================================
17

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Progressive Return Fund (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Alternext US LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Trustees, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned.

================================================================================
18

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)(CONCLUDED)

The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan. Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.




================================================================================
19

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Progressive Return Fund (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

     2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


================================================================================
20

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Progressive Return Fund is a closed-end, diversified investment company whose shares trade on the NYSE Alternext US LLC. Its investment objective is to provide long-term total return. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Alternext US LLC (symbol "CFP"). The previous week's net asset value per share, market price, and related premium or discount are published each Monday in THE WALL STREET JOURNAL under the designation "CrnrstnPrgRtFd" and BARRON'S under the designation "CornerstoneProgreRet". Such information is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE PROGRESSIVE RETURN FUND MAY FROM TIME TO TIME PURCHASE ITS SHARES IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------







================================================================================

================================================================================

TRUSTEES AND CORPORATE OFFICERS

Ralph W. Bradshaw              Chairman of the Board of
                                 Trustees and President
Thomas H. Lenagh               Trustee
Edwin Meese III                Trustee
Scott B. Rogers                Trustee
Andrew A. Strauss              Trustee
Glenn W. Wilcox, Sr.           Trustee
Gary A. Bentz                  Chief Compliance Officer,
                                 Secretary, and
                                 Assistant Treasurer
William A. Clark               Vice President

                               STOCK TRANSFER AGENT
INVESTMENT MANAGER               AND REGISTRAR
Cornerstone Advisors, Inc.     American Stock Transfer &
One West Pack Square             Trust Co.
Suite 1650                     59 Maiden Lane
Asheville, NC 28801            New York, NY 10038

                               INDEPENDENT REGISTERED
ADMINISTRATOR                    PUBLIC ACCOUNTING FIRM
Ultimus Fund Solutions, LLC    Tait, Weller & Baker LLP
305 Madison Avenue             1818 Market Street
New York, NY 10165             Suite 2400
                               Philadelphia, PA 19103

CUSTODIAN                      LEGAL COUNSEL
Custodial Trust Company        Blank Rome LLP
101 Carnegie Center            405 Lexington Avenue
Princeton, NJ 08540            New York, NY 10174

EXECUTIVE OFFICES
305 Madison Avenue
New York, NY 10165

For shareholder inquiries, registered shareholders should call
(800) 937-5449. For general inquiries, please call (513) 326-3597.

        CFP
       LISTED
     ALTERNEXT












                      CORNERSTONE PROGRESSIVE RETURN FUND

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(c) and (d). During the period covered by this report, there was no amendment to, and no waiver granted from, any provision of the code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit (EX-99.CODE ETH) a copy of its code of ethics that applies to its principal executive officer, principal financial officer, and persons performing similar functions.

(f)(3) The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics. This can be accomplished by calling the Registrant at (513) 326-3597.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Tait, Weller & Baker LLP for the Registrant's fiscal years ended December 31, 2008 and December 31, 2007.
                                        2008            2007
                                     -------          -------
Audit Fees                           $14,100         $13,600
Audit-related Fees (1)                  --             1,000
Tax Fees (2)                          3,000            2,700
All Other Fees                           --               --
                                     -------          -------
Total                                $17,100         $17,300
                                     =======         =======

(1) Audit-related fees include charges related to the audit of seed capital.

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

         Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full Audit Committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant described in paragraphs

(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed by Tait, Weller & Baker LLP for services rendered to the Registrant, the Registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant for the Registrant's last fiscal year (December 31, 2008).

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Glenn Wilcox (Chair), Edwin Meese, Thomas Lenagh, Andy Strauss and Scott Rogers are the members of the Registrant's audit committee.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.


CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008




                                                                        NO. OF
DESCRIPTION                                                             SHARES         VALUE
-------------------------------------------------------------------   ------------  -------------
EQUITY SECURITIES - 99.34%
    CLOSED-END FUNDS - 18.53%

       Advent/Claymore Enhanced Growth & Income Fund                        49,761    $  403,562
       BlackRock Enhanced Capital and Income Fund, Inc.                     20,300       227,157
       Blue Chip Value Fund, Inc.                                            5,600        13,160
       Calamos Strategic Total Return Fund                                 254,700     1,591,875
       Clough Global Allocation Fund                                         2,300        24,564
       Clough Global Equity Fund                                            50,200       477,904
       Clough Global Opportunities Fund                                    129,000     1,167,450
       Dreman/Claymore Dividend & Income Fund                              228,755       432,347
       Eaton Vance Tax-Advantaged Dividend Income Fund                       8,500        99,025
       Eaton Vance Tax-Advantaged Global Dividend Income Fund               47,000       499,140
       Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund          70,900       717,508
       Eaton Vance Tax-Managed Global Diversified Equity Income Fund       124,550     1,226,817
       Gabelli Dividend & Income Trust                                      49,414       508,964
       General American Investors Company, Inc.^                            18,600       323,640
       H&Q Healthcare Investors                                             12,900       142,803
       H&Q Life Sciences Investors                                          44,000       380,160
       ING Risk Managed Natural Resources Fund                              46,720       618,106
       John Hancock Bank and Thrift Opportunity Fund ^                       4,000        55,080
       Liberty All-Star Equity Fund                                        306,100     1,071,350
       Liberty All-Star Growth Fund, Inc.                                   86,600       225,160
       LMP Capital and Income Fund Inc                                     101,300       783,049
       Morgan Stanley High Yield Fund, Inc.                                 27,600       104,604
       Nuveen Diversified Dividend and Income Fund                          17,900       112,949
       Nuveen Tax-Advantaged Total Return Strategy Fund                      7,800        59,124
       Reaves Utility Income Fund (The)                                     31,107       364,263
       Royce Value Trust, Inc.                                              24,000       201,360
       SunAmerica Focused Alpha Growth Fund, Inc.                           16,000       152,800
       Zweig Fund, Inc.                                                    138,700       399,456
                                                                                      ----------
                                                                                      12,383,377
                                                                                      ----------
    CONSUMER DISCRETIONARY - 6.68%

       Amazon.com, Inc. *                                                    5,500       282,040
       Best Buy Co., Inc.                                                    2,000        56,220
       Coach, Inc. *                                                         4,000        83,080
       Comcast Corporation, Class A                                         19,358       326,763
       DIRECTV Group, Inc. (The)  * ^                                       15,000       343,650
       Ford Motor Company * ^                                               15,000        34,350
       Gamestop Corporation, Class A *                                       2,500        54,150
       Gap, Inc. (The)                                                      11,000       147,290
       Home Depot, Inc. (The)                                               15,000       345,300
       Johnson Controls, Inc.                                                4,000        72,640
       Kohl's Corporation *                                                  3,695       133,759
       Lowe's Companies, Inc.                                               10,000       215,200
       McDonald's Corporation                                               11,000       684,090
       NIKE, Inc., Class B ^                                                 5,000       255,000
       Omnicom Group Inc.                                                    4,000       107,680
       Staples, Inc.                                                         5,000        89,600
       Target Corporation                                                    8,114       280,177
       Time Warner Inc.                                                     30,000       301,800
       TJX Companies, Inc. (The)                                             4,000        82,280
       Walt Disney Company (The)                                            25,000       567,250
                                                                                      ----------
                                                                                       4,462,319
                                                                                      ----------


    CONSUMER STAPLES - 11.41%

       Altria Group, Inc.                                                   14,422       217,195
       Archer-Daniels-Midland Company                                        4,000       115,320
       Coca-Cola Company (The)                                              15,000       679,050
       Colgate-Palmolive Company                                             5,000       342,700
       CVS Caremark Corporation                                             11,246       323,210
       Estee Lauder Companies Inc. (The) ^                                   3,000        92,880
       General Mills, Inc.                                                   3,000       182,250
       H.J. Heinz Company                                                    6,000       225,600
       Kraft Foods Inc, Class A                                             18,000       483,300
       Kroger Co. (The)                                                      7,000       184,870
       Molson Coors Brewing Company ^                                        2,000        97,840
       PepsiCo, Inc.                                                        12,000       657,240
       Philip Morris International Inc.                                     18,337       797,843
       Procter & Gamble Company (The)                                       22,233     1,374,444
       Sysco Corporation                                                     7,000       160,580
       Walgreen Company                                                      7,000       172,690
       Wal-Mart Stores, Inc.                                                27,000     1,513,620
                                                                                      ----------
                                                                                       7,620,632
                                                                                      ----------

    ENERGY - 10.93%

       Apache Corporation                                                    3,500       260,855
       Chesapeake Energy Corporation                                         4,244        68,627
       Chevron Corporation                                                  17,251     1,276,056
       ConocoPhillips                                                        8,208       425,174
       Devon Energy Corporation                                              4,000       262,840
       El Paso Corporation                                                       1             8
       EOG Resources, Inc.                                                   2,000       133,160
       Exxon Mobil Corporation                                              43,475     3,470,609
       Halliburton Company ^                                                 5,163        93,863
       National-Oilwell Varco Inc. *                                         2,500        61,100
       Noble Corporation ^                                                   5,117       112,881
       Peabody Energy Corporation                                            5,000       113,750
       Schlumberger Limited                                                 12,598       533,273
       Southwestern Energy Company *                                         3,000        86,910
       Transocean Ltd. *                                                     2,156       101,871
       Williams Companies, Inc. (The)                                       13,000       188,240
       XTO Energy, Inc.                                                      3,139       110,713
                                                                                      ----------
                                                                                       7,299,930
                                                                                      ----------


    FINANCIALS - 9.19%

       AFLAC Inc.                                                            4,000       183,360
       American Express Company                                              6,252       115,975
       Aon Corporation                                                       3,000       137,040
       Bank of America Corporation                                          29,792       419,471
       BB&T Corporation ^                                                   10,000       274,600
       Charles Schwab Corporation (The)                                     18,000       291,060
       Chubb Corporation (The)                                               7,000       357,000
       Citigroup Inc.                                                       40,430       271,285
       Franklin Resources, Inc.                                              5,000       318,900
       Goldman Sachs Group, Inc. (The)                                       3,000       253,170
       Hudson City Bancorp, Inc. ^                                           5,000        79,800
       JPMorgan Chase & Co.                                                 35,498     1,119,252
       Loews Corporation                                                     5,000       141,250
       Manulife Financial Corporation                                        5,000        85,150
       Marsh & McLennan Companies, Inc.                                      5,500       133,485
       MetLlife, Inc.                                                        3,194       111,343
       Morgan Stanley                                                       10,232       164,121
       PNC Financial Services Group, Inc.                                    4,000       196,000
       State Street Corporation                                              5,081       199,836
       T. Rowe Price Group Inc.                                              2,000        70,880
       Travelers Companies, Inc. (The)                                       5,000       226,000
       U.S. Bancorp                                                          4,000       100,040
       Wells Fargo & Company                                                30,206       890,473
                                                                                      ----------
                                                                                       6,139,491
                                                                                      ----------

    HEALTHCARE - 11.53%

       Abbott Laboratories                                                  13,229       706,032
       Aetna Inc.                                                            9,000       256,500
       Amgen Inc. *                                                          9,119       526,622
       Becton, Dickinson and Company                                         3,000       205,170
       Bristol-Myers Squibb Company                                         16,418       381,718
       Celgene Corporation *                                                 4,000       221,120
       Eli Lilly and Company                                                10,000       402,700
       Express Scripts, Inc. * ^                                             4,078       224,208
       Gilead Sciences, Inc. *                                              13,000       664,820
       Johnson & Johnson                                                    33,000     1,974,390
       Medco Health Solutions, Inc. *                                        5,000       209,550
       Medtronic, Inc.                                                      16,000       502,720
       Pfizer Inc.                                                           8,823       156,255
       Schering-Plough Corporation                                          10,768       183,379
       St. Jude Medical, Inc. *                                              7,000       230,720
       Stryker Corporation ^                                                 8,000       319,600
       UnitedHealth Group Incorporated                                       5,179       137,761
       Wyeth                                                                 7,395       277,387
       Zimmer Holdings, Inc. *                                               3,059       123,645
                                                                                      ----------
                                                                                       7,704,297
                                                                                      ----------


    INDUSTRIALS - 8.83%

       3M Co.                                                                5,067       291,555
       Burlington Northern Santa Fe Corporation                              2,000       151,420
       Caterpillar Inc.                                                      7,000       312,690
       CSX Corporation                                                       3,000        97,410
       Danaher Corporation                                                   8,000       452,880
       Deere & Company ^                                                     3,053       116,991
       Emerson Electric Co.                                                 11,000       402,710
       General Dynamics Corporation                                          2,000       115,180
       General Electric Company                                             85,918     1,391,872
       Honeywell International Inc.                                          3,236       106,238
       Illinois Tool Works Inc.                                              3,000       105,150
       Lockheed Martin Corporation                                           4,000       336,320
       Norfolk Southern Corporation                                          7,500       352,875
       Raytheon Company                                                      7,161       365,497
       United Parcel Service, Inc., Class B                                  9,191       506,975
       United Technologies Corporation                                      10,108       541,789
       Waste Management, Inc. ^                                              7,500       248,550
                                                                                      ----------
                                                                                       5,896,102
                                                                                      ----------

    INFORMATION TECHNOLOGY - 12.86%

       Agilent Technologies Inc. *                                           7,000       109,410
       Apple Inc. *                                                          5,068       432,554
       Automatic Data Processing, Inc.                                       9,000       354,060
       Cisco Systems, Inc. *                                                52,470       855,261
       Corning Incorporated                                                 10,000        95,300
       eBay Inc.*                                                            7,000        97,720
       EMC Corporation *                                                    21,000       219,870
       Google Inc. *                                                         3,032       932,795
       Hewlett-Packard Company                                              18,265       662,837
       Intel Corporation                                                    48,599       712,461
       International Business Machines Corporation                          12,000     1,009,920
       Linear Technology Corporation                                         2,500        55,300
       Microsoft Corporation                                                75,913     1,475,749
       Oracle Corporation *                                                 45,555       807,690
       Paychex, Inc.                                                         5,000       131,400
       QUALCOMM Inc.                                                        11,308       405,165
       SAVVIS, Inc.^*                                                            1             7
       Texas Instruments Incorporated                                        9,000       139,680
       Xerox Corporation                                                     5,000        39,850
       Xilinx, Inc.                                                          3,000        53,460
                                                                                      ----------
                                                                                       8,590,489
                                                                                      ----------
    MATERIALS - 2.25%

       Air Products and Chemicals, Inc.                                      2,500       125,675
       Dow Chemical Company (The)                                            7,000       105,630
       E. I. du Pont de Nemours and Company                                  5,500       139,150
       Freeport-McMoRan Copper & Gold, Inc.                                  2,119        51,789
       International Paper Company                                           5,000        59,000
       Monsanto Company                                                     10,000       703,500
       Nucor Corporation                                                     3,061       141,418
       Praxair, Inc.                                                         3,000       178,080
                                                                                      ----------
                                                                                       1,504,242
                                                                                      ----------

    REAL ESTATE INVESTMENT TRUSTS - 0.69%

       Public Storage                                                        2,500       198,750
       Simon Property Group, Inc.                                            5,000       265,650
                                                                                      ----------
                                                                                         464,400
                                                                                      ----------

    TELECOMMUNICATION SERVICES - 3.15%

       AT&T Inc.                                                            48,636     1,386,126
       Qwest Communications International Inc.                               2,312         8,416
       Verizon Communications Inc.                                          21,000       711,900
                                                                                      ----------
                                                                                       2,106,442
                                                                                      ----------

    UTILITIES - 3.29%

       American Electric Power Company, Inc.                                 7,000       232,960
       Dominion Resources, Inc.                                              9,000       322,560
       Duke Energy Corporation                                              20,000       300,200
       Entergy Corporation                                                   2,000       166,260
       Exelon Corporation                                                    3,128       173,948
       FPL Group, Inc.                                                       7,000       352,310
       Questar Corporation ^                                                 4,000       130,760
       Southern Company (The)                                               14,000       518,000
                                                                                      ----------
                                                                                       2,196,998
                                                                                      ----------
TOTAL EQUITY SECURITIES

     (cost - $94,500,544)                                                             66,368,719
                                                                                      ----------
SHORT-TERM INVESTMENTS - 4.35%
    MONEY MARKET SECURITY - 0.82%

       JPMorgan U.S. Government Money Market Fund                       546,252       546,252
                                                                                      ----------

                                                                        PRINCIPAL
                                                                          AMOUNT
                                                                          (000'S)
                                                                        -----------
REPURCHASE AGREEMENTS - 3.53%

   J.P. Morgan Securities Inc.+ ++                                          $2,360     2,360,045
   (Agreements dated 12/31/2008 to be
   repurchased at $2,360,050, 0.04%, 01/02/2009,
   collateralized by $2,430,442 in United States
   Treasury Bonds)
   J.P. Morgan Securities Inc.+ ++                                               3         2,650
   (Agreements dated 12/31/2008 to be
   repurchased at $2,650, 0.02%, 01/02/2009,
   collateralized by $5,011 in United States
   Treasury Bonds)

                                                                                      ----------
                                                                                       2,362,695
                                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
     (cost - $2,908,947)                                                               2,908,947
                                                                                      ----------
TOTAL  INVESTMENTS - 103.69%
     (cost - $97,409,491)                                                             69,277,666
                                                                                      ----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.69)%                                       (2,466,969)
                                                                                      ----------
NET ASSETS - 100.00%                                                                 $66,810,697
                                                                                    ============

^  Security or a portion thereof is out on loan.
*  Non-income producing security.
+  Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
CORNERSTONE PROGRESSIVE RETURN FUND
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of Cornerstone Progressive Return Fund, including the schedule of investments as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets, and the financial highlights for the year then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Progressive Return Fund as of December 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended and for the period September 10, 2007 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2008 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                      TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 24, 2009

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant and Cornerstone Advisors, Inc. share the same Proxy Voting Policies and Procedures. The respective Proxy Voting Policies and Procedures of the Registrant and Adviser are attached as EXHIBIT99.VOTEREG


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information contained in this item and its subparts is as of the date of this filing, unless otherwise noted. Ralph W. Bradshaw and William A. Clark are employees of Cornerstone Advisors, Inc. (the Investment Manager) and portfolio managers of the Fund. Mr. Bradshaw and Mr. Clark have acted as the portfolio managers since 2007. Ralph W. Bradshaw's occupation for the last five years is President of Cornerstone Advisors, Inc. and a Financial Consultant. William A. Clark's occupation for the last five years is Director and Stockholder of Cornerstone Advisors, Inc. and Vice President and former Director of Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc.

(a)(2)(i) Ralph W. Bradshaw and William A. Clark

(a)(2)(ii)(A) Registered Investment Companies - Ralph W. Bradshaw and
William A. Clark each manage two other registered closed-end funds (Cornerstone Strategic Value Fund, Inc. and Cornerstone Total Return Fund, Inc.). As of December 31, 2008, the total assets of Cornerstone Strategic Value Fund, Inc. was $60.7 million. As of December 31, 2008, the total assets of Cornerstone Total Return Fund, Inc. was $22.5 million.

(a)(2)(ii)(B) Not applicable

(a)(2)(ii)(C) Not applicable

(a)(2)(iii) None. Ralph W. Bradshaw and William A. Clark manage no accounts where the Advisory Fee is based on the performance of the account.

(a)(2)(iv) None.

(a)(3) As of the most recent fiscal year end December 31, 2008, the compensation paid to both Ralph W. Bradshaw and William A. Clark was fixed.

(a)(4) The dollar range of equity securities owned in the registrant beneficially by each portfolio manager is as follows: for Ralph W. Bradshaw it is in the range of $10,001-$50,000 and for William A. Clark it is $0.

(b) None.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

(99) Proxy Voting Policies of the Registrant and Adviser attached as EX-99.VOTEREG.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer

Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Progressive Return Fund

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer

Date: March 6, 2009

By: /S/ GARY A. BENTZ
----------------------
Name: Gary A. Bentz
Title: Principal Financial Officer

Date: March 6, 2009